NOTE 9 – SEGMENT INFORMATION		6 Months Ended
	Sep. 08, 2026	Jun. 30, 2026
Segment Reporting [Abstract]
NOTE 9 – SEGMENT INFORMATION

NOTE 9 – SEGMENT INFORMATION

The Company’s Chief Executive Officer, who serves as the Chief Operating Decision Maker (“CODM”), evaluates the Company’s financial performance and allocates resources based on a consolidated view of the business. Consequently, the Company operates as a single reportable segment under the guidelines of ASC 280, Segment Reporting. The CODM classifies this segment as Consumer Goods.

The Company’s operations, which include marketing, purchasing and procurement, and research and development, are managed centrally. The CODM assesses financial performance using metrics such as revenue, operating profit, and key operating expenses, which are outlined below as the primary cost components for evaluating the Company’s performance.

Additionally, the CODM measures income generated from the Company’s assets by focusing on net income as a key performance indicator. This metric is used to assess the return on assets and supports strategic decision-making.

	For the Fiscal Years Ended December 31,
	2025	2024

Revenue from external customers	$7,720,757	$14,235

Reconciliation of revenue:
Less: Cost of goods sold	5,818,498	3,421
Segment gross profit	$1,902,259	$10,814

Less:
Salaries and payroll	351,457	63,000
Other segment items(1)	1,315,053	351,400
Segment net profit (loss)	$235,749	$(403,586)

Reconciliation of loss:
Other expense, net	(150,041)	(5,854)
Net profit (loss) before income taxes	$85,708	$(409,440)

Other segment items comprising segment net loss include depreciation and amortization expenses, professional fees, marketing expenses, occupancy expenses, travel expenses, research and development expenses, and certain overhead expenses.

NOTE 9 – SEGMENT INFORMATION

The Company’s Chief Executive Officer, who serves as the Chief Operating Decision Maker (“CODM”), evaluates the Company’s financial performance and allocates resources based on a consolidated view of the business. Consequently, the Company operates as a single reportable segment under the guidelines of ASC 280, Segment Reporting. The CODM classifies this segment as Industrial Technology.

The Company’s operations, which include marketing, purchasing and procurement, and research and development, are managed centrally. The CODM assesses financial performance using metrics such as revenue, operating profit, and key operating expenses, which are outlined below as the primary cost components for evaluating the Company’s performance.

Additionally, the CODM measures income generated from the Company’s assets by focusing on net income as a key performance indicator. This metric is used to assess the return on assets and supports strategic decision-making.

	For the Six Months Ended June 30,
	2026	2025

Revenue from external customers	$4,852,716	$—

Reconciliation of revenue:
Less: Cost of goods sold	3,779,636	—
Segment gross profit	$1,073,080	$—

Less:
Salaries and payroll	292,680	64,998
Other segment items(1)	1,430,131	114,940
Segment net loss	$(649,731)	$(179,938)

Reconciliation of loss:
Other expense, net(2)	(791,845)	(8,314)
Net loss before income taxes	$(1,441,576)	$(188,252)

(1)Other segment items comprising segment net loss include depreciation and amortization expenses, professional fees, marketing expenses, miscellaneous leasehold occupancy expenses, travel expenses, research and development expenses, and certain overhead expenses.

(2)Other expenses, net is comprised of change in fair value of notes payable of $274,867, loss on issuance of notes payable of $250,997, loss on extinguishment of notes payable of $138,365, government grants of $30,750, interest income of $183, interest expense of $155,792, and other net income of $2,757.